Other assets	9 Months Ended
Sep. 30, 2023
Miscellaneous non-current assets [abstract]
Other assets	Other assets

As at	September 30, 2023	December 31, 2022
Prepaid lease deposits	$5.0	$2.4
Prepaid insurance	1.7	1.8
Restoration deposit	3.2	—
Restricted cash	2.2	—
Total other assets	$12.1	$4.2